Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 162,668	$ 147,217	$ 177,075
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	69,456	62,435	48,390
Provision for credit (recoveries) losses	(3,128)	8,491	(184)
Share-based payments and settlements	15,151	15,245	17,716
Net change in equity securities at fair value	7,096	102
Net change in equity securities at fair value			(925)
Net realized (gains) losses on available-for-sale investments	239	(1,220)	(1,624)
Net (gains) losses on other real estate owned	53	104	5
(Increase) decrease in carrying value of equity method investments	(123)	(1,298)	(340)
Dividends received from equity method investments	442	2,845	520
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	13,295	(8,143)	(18,583)
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(13,800)	(37,628)	26,672
Cash provided by (used in) operating activities	251,349	188,150	248,722
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	100,932	(54,756)	(114,942)
Short-term investments other than restricted cash: proceeds from maturities and sales	2,365,631	2,214,870	568,944
Short-term investments other than restricted cash: purchases	(2,748,942)	(1,815,887)	(1,657,456)
Available-for-sale investments: proceeds from sale	189,417	352,965	225,305
Available-for-sale investments: proceeds from maturities and pay downs	650,347	565,028	348,665
Available-for-sale investments: purchases	(1,771,776)	(1,313,884)	(563,007)
Held-to-maturity investments: proceeds from maturities and pay downs	652,359	538,345	274,490
Held-to-maturity investments: purchases	(1,233,329)	(533,379)	(420,018)
Net (increase) decrease in loans	(99,007)	25,555	(362,624)
Additions to premises, equipment and computer software	(15,724)	(20,566)	(22,777)
Proceeds from sale of other real estate owned	4,430	0	1,102
Gross cash received from (disbursed for) business acquisition	0	0	2,815,752
Cash provided by (used in) investing activities	(1,905,662)	(41,709)	1,093,434
Cash flows from financing activities
Net increase (decrease) in deposits	642,815	692,635	(744,610)
Issuance of subordinated capital, net of underwriting fees	0	97,647	0
Repayment of long-term debt	0	(70,000)	0
Common shares repurchased	(19,754)	(86,640)	(81,534)
Proceeds from stock option exercises	0	1,739	349
Cash dividends paid on common shares	(87,285)	(88,932)	(93,636)
Cash provided by (used in) financing activities	535,776	546,449	(919,431)
Net effect of exchange rates on cash, cash equivalents and restricted cash	7,536	42,707	86,056
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,111,001)	735,597	508,781
Cash, cash equivalents and restricted cash: beginning of year	3,314,498	2,578,901	2,070,120
Cash, cash equivalents and restricted cash: end of year	2,203,497	3,314,498	2,578,901
Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks	2,179,833	3,289,592	2,550,070
Restricted cash included in short-term investments on the consolidated balance sheets	23,664	24,906	28,831
Total cash, cash equivalents and restricted cash at end of year	2,203,497	3,314,498	2,578,901
Supplemental disclosure of cash flow information
Cash interest paid	24,464	39,125	56,265
Cash income taxes paid	463	5,052	2,628
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	704	314
Transfer to (out of) other real estate owned			(397)
Initial recognition of right-of-use assets and operating lease liabilities	1,575	323	22,370
Reduction in net loans due to initial adoption of a current expected credit loss model	0	7,841	0
Extinguishment of loan in exchange for available-for-sale investments	$ 0	$ 0	$ 3,347